Debt (Details Narrative) - USD ($)									3 Months Ended	12 Months Ended
	Jan. 31, 2022	Jan. 28, 2022	Mar. 25, 2021	Mar. 12, 2021	Jan. 28, 2021	Jun. 23, 2020	Dec. 03, 2018	Dec. 03, 2018	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 02, 2021	Jun. 30, 2021	May 24, 2021	Jan. 13, 2021	Dec. 11, 2020	Jul. 02, 2020	Apr. 06, 2020	Jan. 16, 2020	Jan. 14, 2020	Dec. 15, 2019	Dec. 02, 2019	Jul. 15, 2019	Aug. 17, 2018	Jun. 29, 2018	Feb. 09, 2018	Jan. 24, 2018
Short-term Debt [Line Items]
Debt instrument, principal amount due									$ 223,195	$ 7,066,598
Interest expense on related party notes payable										$ 34,926	$ 202,112
Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument, retired amount																				$ 250,000
Notes Payable Agreement Two [Member]
Short-term Debt [Line Items]
Debt instrument, principal amount			$ 4,610,000
Debt instrument, interest rate			12.00%
Debt instrument, maturity date			Sep. 30, 2021
Member Notes Payable [Member]
Short-term Debt [Line Items]
Debt instrument, principal amount					$ 190,000										$ 1,600,000
Debt instrument, interest rate															6.00%
Debt instrument, maturity date					Jun. 30, 2021
Convertible debt conversion basis										Principal and accrued interest of the Member Note Payable was exchanged for participation in the Bridge Notes on January 28, 2021.
Member Notes Payable [Member] | Common Class A [Member]
Short-term Debt [Line Items]
Debt instrument, principal amount					$ 10,900,000
Two Thousand And Nineteen Convertible Notes [Member]
Short-term Debt [Line Items]
Debt instrument, principal amount																						$ 5,414,390
Debt instrument, interest rate																						6.00%
Two Thousand And Twenty Convertible Notes [Member]
Short-term Debt [Line Items]
Debt instrument, principal amount												$ 2,840,000
Debt instrument, interest rate																	6.00%
Two Thousand Nineteen and Two Thousand Twenty Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible notes										$ 1,650,000
Bridge Notes [Member]
Short-term Debt [Line Items]
Debt instrument, principal amount					$ 10,600,000
Debt instrument, interest rate					6.00%
Debt instrument, maturity date					Oct. 31, 2021
Financing And Lease Agreements [Member]
Short-term Debt [Line Items]
Collateralized loans secured by net book value									$ 59,124	$ 68,257
Maturity date start									Oct. 12, 2022	Oct. 12, 2022
Maturity date end									Sep. 13, 2024	Sep. 13, 2024
Carrying amount of debt									$ 93,632	$ 102,779
Debt instrument, frequency of periodic payment									monthly
Financing And Lease Agreements [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, principal amount									$ 20,000	20,000
Debt instrument, periodic payment									$ 368	$ 368
Debt instrument, interest rate									389.00%	3.89%
Financing And Lease Agreements [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, principal amount									$ 50,000	$ 50,000
Debt instrument, periodic payment									$ 585	$ 585
Debt instrument, interest rate									681.00%	6.81%
Origin Bank [Member]
Short-term Debt [Line Items]
Collateralized loans secured by net book value										$ 36,775,368	26,237,131
Debt instrument, principal amount										1,304,896	1,521,874
Debt instrument, repayment of notes and line of credit		$ 6,841,533
Origin Bank [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, maturity date	Jan. 31, 2022
Origin Bank [Member] | Capital Expenditure Agreement [Member] | Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument, principal amount																								$ 2,240,000
Origin Bank [Member] | Security Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, retired amount											156,866																$ 1,000,000
Origin Bank [Member] | Security Agreement Two [Member]
Short-term Debt [Line Items]
Debt instrument, retired amount											156,510															$ 1,000,000
Origin Bank [Member] | Mortgage Agreemen [Member]
Short-term Debt [Line Items]
Debt instrument, retired amount											1,160,547														$ 1,240,000
Origin Bank [Member] | Security Agreement Three [Member] | Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Debt instrument, principal amount						$ 2,000,000				2,000,000
Short term debt interest rate						5.00%
Origin Bank [Member] | Security Agreement Three [Member] | Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument, principal amount						$ 2,000,000
Short term debt interest rate						5.00%
Debt instrument, maturity date						Oct. 05, 2020			Jan. 31, 2022
Debt instrument, periodic interest payment, start date						Aug. 05, 2020
Short term debt carrying amount										2,000,000
Debt instrument, periodic interest payment, end date						Sep. 05, 2020
Debt instrument, repayment date									Jan. 28, 2022
First United Bank And Trust Company [Member] | Business Loan Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, principal amount							$ 89,001	$ 89,001
Debt instrument, periodic payment							$ 1,664	$ 1,664
Debt instrument, interest rate							4.49%	4.49%
Debt instrument, principal amount due									$ 33,597	38,136	55,893
Debt instrument, maturity date							Dec. 15, 2023
Debt instrument, frequency of periodic payment									monthly
Broken Stone Investments, Limited Liability Company [Member] | Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument, principal amount				$ 200,000
Debt instrument, periodic payment				$ 8,774
Short term debt interest rate				5.00%
Debt instrument, maturity date				Jun. 01, 2023
Debt instrument, periodic interest payment, start date				Jul. 01, 2021
Short term debt carrying amount									$ 129,563	$ 154,088
Debt instrument, frequency of periodic payment									monthly
Debt instrument, periodic interest payment, end date				Jun. 01, 2023
Montgomery Capital Partners III L p [Member] | Lender Agreement [Member].
Short-term Debt [Line Items]
Debt instrument, retired amount											$ 1,888,318								$ 2,000,000
Montgomery Capital Partners III L p [Member] | Loan and Security Agreement Two [Member]
Short-term Debt [Line Items]
Debt instrument, retired amount																		$ 2,700,000
Van Maren Financial USA Inc [Member] | Notes Payable Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, retired amount																					$ 3,250,000
Van Maren Financial USA Inc [Member] | Notes Payable Agreement [Member] | Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Debt instrument, principal amount																							$ 2,000,000
Van Maren Financial USA Inc [Member] | Notes Payable Agreement Two [Member] | Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Debt instrument, retired amount			$ 4,610,000										$ 4,610,000
Kalhari Brands Incorporation [Member] | Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Debt instrument, principal amount																$ 3,245,843
CVI Investments, Incorporation [Member] | Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Debt instrument, retired amount														$ 2,300,000
ICBT Holdings, Limited [Member] | Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Debt instrument, retired amount													1,666,667
Amount draw down													833,333
Montgomery Capital Partners IV, Limited Partnership [Member] | Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Debt instrument, retired amount													$ 2,900,000